Note 4 - Fair Value - Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Estimated volatility	76.00%	58.00%
Expected term (Year)	4 years 273 days	5 years 273 days
Debt rate	8.125%	14.125%
Beginning stock price (in dollars per share)	$ 0.64	$ 1.33